Share-Based Compensation (Details) - Schedule of estimated option pricing model using assumptions	12 Months Ended
	Dec. 31, 2021 ₪ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2019 $ / shares
Share-Based Compensation (Details) - Schedule of estimated option pricing model using assumptions [Line Items]
Dividend yield (%)
Expected volatility of the share prices (%)	110.00%	110.00%	66.00%	66.00%	57.00%	57.00%
Risk-free interest rate (%)	1.70%	1.70%			2.30%	2.30%
Expected life of share options (years)	10 years	10 years			7 years 6 months	7 years 6 months
Share price (NIS) (in New Shekels per share) | ₪ / shares	₪ 0.3				₪ 24.07
ADS $ (in Dollars per share) | $ / shares		$ 3.84				$ 6.66
Bottom of range [member]
Share-Based Compensation (Details) - Schedule of estimated option pricing model using assumptions [Line Items]
Risk-free interest rate (%)			0.70%	0.70%
Expected life of share options (years)			6 years	6 years
Share price (NIS) (in New Shekels per share) | ₪ / shares			₪ 7.05
ADS $ (in Dollars per share) | $ / shares				$ 2.2
Top of range [member]
Share-Based Compensation (Details) - Schedule of estimated option pricing model using assumptions [Line Items]
Risk-free interest rate (%)			0.80%	0.80%
Expected life of share options (years)			7 years	7 years
Share price (NIS) (in New Shekels per share) | ₪ / shares			₪ 18
ADS $ (in Dollars per share) | $ / shares				$ 5.6